UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED.

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [x]; Amendment Number:   2
                                                ---

  This Amendment (Check only one.):         [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

/s/ John Grizzetti              New York, New York           February 3, 2004
-------------------------   --------------------------    ----------------------
                                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:               3
                                            --------------------

Form 13F Information Table Value Total:            $46,976
                                            --------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        CONFIDENTIAL TREATMENT REQUESTED

         COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
         --------             --------       --------    --------   -------------------    --------    --------       --------
                                                          VALUE     SHRS OR  SH/PR  PUT/  INVESTMENT   [OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT    N    CALL  DISCRETION   MANAGERS]  SOLE  SHARED NONE
      --------------       --------------     -----      --------   -------    -    ----  ----------   ---------  ----  -----------
----------------------------------------------------------------------------------------------------------------------------------


CANADA LIFE FINANCIAL CORP  COMMON STOCK    135113108     29,880    900,000               SOLE                     X
------------------------------------------------------------------------------------------------------------------------------------


CLAYTON HOMES INC           COMMON STOCK    184190106     5,648     450,000               SOLE                     X
------------------------------------------------------------------------------------------------------------------------------------


WILTEL COMMUNICATIONS, LLC  COMMON STOCK    972487102     11,448    769,352               SOLE                     X
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